Consolidated Statements of Cash Flows - EUR (€) € in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Consolidated Statements of Cash Flows
Net income/(loss)	€ 569,959	€ (24,911)	€ (17,019)
Adjustments for
Depreciation, amortization, impairment & asset disposals	25,552	15,205	11,653
Finance costs, net	5,072	4,772	2,460
Share-based compensation	14,287	18,370	29,963
Income tax expense	3,570	(1,814)	5,877
Gain from bargain purchase	(623,531)
Change in operating assets and liabilities
Increase in inventories	(6,640)	(10,374)	(130,118)
(Increase) decrease in trade and other receivables	(3,473)	(4,293)	755
Decrease (increase) in other assets	(14,066)	(3,609)	14,077
Increase in other liabilities	42,967	15,022	4,047
Increase in contract liabilities	1,006	172	3,287
Increase (decrease) in trade and other payables	(38,221)	14,233	25,886
Interest received	2,208
Income taxes paid	(9,223)	(12,758)	(5,918)
Net cash provided by (used in) operating activities	(30,533)	10,015	(55,050)
Expenditure for property and equipment and intangible assets	(3,996)	(11,809)	(22,760)
Proceeds from sale of property and equipment and intangible assets	140		2
Cash acquired in business combinations	621,352
Net cash provided by (used in) investing activities	617,496	(11,809)	(22,758)
Interest paid	(6,987)	(5,352)	(2,460)
Proceeds from bank borrowings	25,000
Repayment of liabilities from banks	(15,000)
Proceeds from exercise of option awards	7,133		1,077
Lease payments	(10,057)	(7,925)	(4,059)
Net cash provided by (used in) financing activities	89	(13,277)	(5,442)
Net increase (decrease) in cash and cash equivalents	587,052	(15,071)	(83,250)
Cash and cash equivalents at the beginning of the period	15,107	30,136	113,507
Effects of exchange rate changes on cash and cash equivalents	1,432	42	(122)
Cash and cash equivalents at end of the period	€ 603,593	€ 15,107	€ 30,136